Income Tax Expense (Benefit) - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (benefit) using the statutory tax rate of each country	31.55%	23.94%	(33.60%)
Non-deductible expenses, percentage	(2.32%)	(0.95%)	(40.07%)
Tax credits, percentage	12.61%	1.47%	117.27%
Change in unrecognized deferred tax assets	44.83%	(9.97%)	(70.94%)
Adjustment for prior years	9.31%	1.07%	(90.00%)
Effect on change in tax rate, percentage	(1.24%)	(0.40%)	15.68%
Others, percentage	(6.61%)	(1.05%)	5.25%
Loss before income tax	₩ (595,098)	₩ (3,344,242)	₩ (91,366)
Income tax expense (benefit) using the statutory tax rate of each country	(187,754)	(800,660)	30,695
Non-deductible expenses, amount	13,789	31,649	36,608
Tax credits, amount	(75,051)	(49,269)	(107,146)
Change in unrecognized deferred tax assets, amount	(266,771)	333,318	64,818
Adjustment for prior years	(55,410)	(35,787)	82,225
Effect on change in tax rate	7,386	13,353	(14,326)
Others	39,349	35,232	(4,797)
Income tax expense (benefit)	₩ (524,462)	₩ (472,164)	₩ 88,077